Condensed consolidated statements of financial position (Unaudited) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	€ 28,755	€ 21,273
Intangible assets	5,184	5,350
Total non-current assets	33,939	26,623
Current assets
Inventory	19,292	22,336
Prepayments and other receivables	5,644	8,242
Cash and cash equivalents	3,085	8,164
Total current assets	28,021	38,742
Total assets	61,960	65,365
Non-current liabilities
Trade and other payables - Leases	9,745	7,651
Deferred income	5,642	2,925
Total non-current liabilities	15,387	10,576
Current liabilities
Trade and other payables	13,207	7,262
Provisions	8,403	8,403
Deferred income	1,375	186
Cost accruals	2,452	1,934
Derivative financial instruments – warrants	2,368	7,651
Loans and borrowings	414
Total current liabilities	28,219	25,436
Total liabilities	43,606	36,012
Net assets	18,354	29,353
Equity
Share capital	2	2
Share premium	219,561	217,156
Share-based payments reserve	4,139	3,972
Retained earnings	(205,348)	(191,777)
Total equity	€ 18,354	€ 29,353